Lease Liabilities - Summary of Undiscounted Cash Outflows Relating to Lease Liabilities (Details) - Lease liabilities [Member] $ in Millions	Jun. 30, 2019 CAD ($)
Disclosure Of Lease Liabilities [Line Items]
Total	$ 2,318
Less than 1 Year [Member]
Disclosure Of Lease Liabilities [Line Items]
Total	223
Years 2 and 3 [Member]
Disclosure Of Lease Liabilities [Line Items]
Total	375
Years 4 and 5 [Member]
Disclosure Of Lease Liabilities [Line Items]
Total	291
Thereafter [Member]
Disclosure Of Lease Liabilities [Line Items]
Total	$ 1,429